PROPERTY, PLANT AND EQUIPMENT (Details) $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	$ 108,725
Additions	3,650
Disposals	(982)
Depreciation provided during the period	(7,957)
Exchange realignment	595
Property, plant and equipment, ending balance	104,031
Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	143,727
Property, plant and equipment, ending balance	146,338
Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(35,002)
Property, plant and equipment, ending balance	$ (42,307)